Employee benefit plans	6 Months Ended
Sep. 30, 2021
Employee Benefit Plans [Abstract]
Employee benefit plans
12. Employee benefit plans:
Nomura provides various pension plans and other post-employment benefits which cover certain employees worldwide. In addition, Nomura provides health care benefits to certain active and retired employees through its Nomura Securities Health Insurance Society.
Net periodic benefit cost
The net periodic benefit cost of the defined benefit plans of Japanese entities includes the following components.

	Millions of yen
	Six months ended September 30
	2020	2021
Service cost	¥3,361	¥3,226
Interest cost	893	1,021
Expected return on plan assets	(2,913)	(3,028)
Amortization of net actuarial losses	2,759	1,978
Amortization of prior service cost	(761)	(800)

Net periodic benefit cost	¥3,339	¥2,397

	Millions of yen
	Three months ended September 30
	2020	2021
Service cost	¥1,681	¥1,613
Interest cost	447	510
Expected return on plan assets	(1,457)	(1,514)
Amortization of net actuarial losses	1,379	989
Amortization of prior service cost	(381)	(400)

Net periodic benefit cost	¥1,669	¥1,198

Nomura also recognized net periodic benefit cost of plans other than Japanese entities’ plans, which are not significant.